First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 92.4%
	Brazil — 8.7%
5,800,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	$918,362
24,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	3,613,193
33,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	4,723,989
13,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	1,834,521
11,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/35	1,448,416
				12,538,481
	Chile — 2.2%
325,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP)	4.50%	03/01/26	329,568
3,010,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	2,882,495
				3,212,063
	Colombia — 7.2%
8,150,000,000	Colombian TES, Series B (COP)	7.75%	09/18/30	1,709,505
16,710,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	3,177,785
30,933,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	5,603,989
				10,491,279
	Czech Republic — 0.6%
22,740,000	Czech Republic Government Bond (CZK) (c)	2.40%	09/17/25	930,407
	Hungary — 4.6%
401,540,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,019,042
1,460,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	3,763,027
725,000,000	Hungary Government Bond (HUF)	7.00%	10/24/35	1,896,007
				6,678,076
	India — 3.3%
423,000,000	India Government Bond (INR)	6.10%	07/12/31	4,736,616
	Indonesia — 12.7%
63,713,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	4,009,424
78,599,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	5,194,236
84,430,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	5,208,502
34,395,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,300,646
24,561,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	1,643,553
				18,356,361
	Israel — 1.2%
500,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	144,535
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	508,748
4,700,000	Israel Government Bond - Fixed (ILS)	1.30%	04/30/32	1,072,284
				1,725,567
	Malaysia — 10.3%
22,655,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	5,140,355
14,200,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	3,306,674
17,155,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	3,614,328
12,030,000	Malaysia Government Bond (MYR)	4.64%	11/07/33	2,866,135
				14,927,492
	Mexico — 4.8%
44,510,000	Mexican Bonos, Series M (MXN)	7.50%	06/03/27	2,061,542
57,560,000	Mexican Bonos, Series M (MXN)	8.50%	05/31/29	2,665,161
55,100,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	2,300,097
				7,026,800

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Peru — 2.0%
1,400,000	Peru Government Bond (PEN)	6.95%	08/12/31	$400,489
9,170,000	Peru Government Bond (PEN)	6.90%	08/12/37	2,453,768
				2,854,257
	Philippines — 3.2%
275,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,630,829
	Poland — 4.9%
1,016,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	266,272
16,955,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	3,213,484
14,360,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	3,580,332
				7,060,088
	Romania — 4.7%
27,035,000	Romania Government Bond (RON)	6.70%	02/25/32	5,398,951
8,600,000	Romania Government Bond (RON)	4.75%	10/11/34	1,452,006
				6,850,957
	South Africa — 9.5%
72,380,000	Republic of South Africa Government Bond, Series R186 (ZAR)	10.50%	12/21/26	4,023,564
124,180,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	6,148,672
56,360,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	2,737,374
20,000,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	861,158
				13,770,768
	Supranational — 6.8%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	598,040
277,020,000	Asian Development Bank (INR)	6.20%	10/06/26	3,170,421
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	2,115,299
201,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	2,362,862
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	709,910
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	885,988
				9,842,520
	Thailand — 4.9%
81,410,000	Thailand Government Bond (THB)	3.35%	06/17/33	2,608,777
139,450,000	Thailand Government Bond (THB)	3.39%	06/17/37	4,563,396
				7,172,173
	Turkey — 0.8%
11,800,000	Turkiye Government Bond (TRY)	10.60%	02/11/26	264,316
32,000,000	Turkiye Government Bond (TRY)	26.20%	10/05/33	920,999
				1,185,315

	Total Investments — 92.4%			133,990,049
	(Cost $143,762,826)
	Net Other Assets and Liabilities — 7.6%			10,967,274
	Net Assets — 100.0%			$144,957,323

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Forward Foreign Currency Contracts at January 31, 2025:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2025	Sale Value as of 1/31/2025	Unrealized Appreciation (Depreciation)
02/21/2025	JPM	BRL	12,500,000	USD	2,108,883	$2,126,894	$2,108,883	$18,011
02/21/2025	BNY	CNH	20,800,000	USD	2,834,512	2,842,361	2,834,512	7,849
02/21/2025	BNS	COP	11,790,000,000	USD	2,705,990	2,796,364	2,705,990	90,374
02/21/2025	JPM	COP	9,600,000,000	USD	2,209,379	2,276,938	2,209,379	67,559
02/21/2025	BNY	HUF	1,050,000,000	USD	2,682,213	2,666,653	2,682,213	(15,560)
02/21/2025	JPM	KRW	5,900,000,000	USD	4,078,989	4,063,891	4,078,989	(15,098)
02/21/2025	BNY	MXN	66,900,000	USD	3,238,827	3,218,518	3,238,827	(20,309)
02/21/2025	BNS	PEN	11,120,000	USD	2,999,799	2,985,187	2,999,799	(14,612)
02/21/2025	JPM	PHP	42,500,000	USD	723,500	727,566	723,500	4,066
02/21/2025	BNY	PLN	13,560,000	USD	3,349,453	3,332,279	3,349,453	(17,174)
02/21/2025	BNY	RON	5,650,000	USD	1,181,505	1,177,233	1,181,505	(4,272)
02/21/2025	BNY	THB	148,500,000	USD	4,391,535	4,414,941	4,391,535	23,406
02/21/2025	BNY	TRY	173,000,000	USD	4,730,654	4,744,339	4,730,654	13,685
02/21/2025	JPM	USD	970,098	BRL	5,900,000	970,098	1,003,894	(33,796)
02/21/2025	BNY	USD	876,549	CZK	21,500,000	876,549	885,783	(9,234)
02/21/2025	BNY	USD	2,613,076	HUF	1,050,000,000	2,613,076	2,666,654	(53,578)
02/21/2025	JPM	USD	3,651,856	IDR	60,000,000,000	3,651,856	3,678,300	(26,444)
02/21/2025	BNY	USD	1,592,316	ILS	5,700,000	1,592,316	1,593,581	(1,265)
02/21/2025	JPM	USD	2,406,143	INR	209,000,000	2,406,143	2,409,342	(3,199)
02/21/2025	BNS	USD	747,198	PEN	2,820,000	747,198	757,035	(9,837)
02/21/2025	BNY	USD	2,452,041	PLN	10,160,000	2,452,041	2,496,752	(44,711)
02/21/2025	BNY	USD	2,186,828	RON	10,600,000	2,186,828	2,208,613	(21,785)
02/21/2025	BNY	USD	2,580,836	THB	87,000,000	2,580,836	2,586,531	(5,695)
02/21/2025	JPM	USD	722,212	PHP	42,500,000	722,212	727,566	(5,354)
02/21/2025	BNY	ZAR	13,700,000	USD	737,066	732,067	737,066	(4,999)
Net Unrealized Appreciation (Depreciation)								$(81,972)

(a)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $2,882,495 or 2.0%
of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Nuevo Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Credit Quality(1)	% of Total Investments
AAA	7.3%
AA	0.7
A	25.5
BBB	46.0
BB	20.5
Total	100.0%

(1)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical
rating organization (NRSRO) of the creditworthiness of an
issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D
(lowest). Investment grade is defined as those issuers that
have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Currency Exposure Diversification	% of Total Investments (including cash)‡
COP	10.9%
ZAR	10.9
MYR	10.5
IDR	10.3
BRL	9.6
THB	8.2
MXN	7.8
INR	7.5
PLN	5.9
RON	4.8
HUF	4.7
TRY	4.2
PEN	3.6
PHP	3.3
KRW	2.9
CLP	2.3
CNH	2.0
ILS	0.1
CZK	0.0‡‡
EUR	0.0‡‡
CNY	0.0‡‡
USD	(9.5)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$133,990,049	$—	$133,990,049	$—
Forward Foreign Currency Contracts	224,950	—	224,950	—
Total	$134,214,999	$—	$134,214,999	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(306,922)	$—	$(306,922)	$—

*	See Portfolio of Investments for country breakout.